Putnam Investments
One Post Office Square
Boston, MA 02109
August 29, 2016

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund,
Putnam Absolute Return 700 Fund and Putnam Dynamic Asset Allocation Equity Fund (the “Funds”,
each a series of Putnam Funds Trust (the “Trust”) (Reg. No. (333-515) (811- 07513) Post-Effective
Amendment No. 241 to Registration Statement on Form N-1A

Ladies and Gentlemen:

With respect to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund we are filing today through the EDGAR system Post-Effective Amendment No. 241 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to a request to add class P shares under Rule 485(b)(i)(vii) filed on August 23, 2016.

With respect to Putnam Dynamic Asset Allocation Equity Fund we are filing today through the EDGAR system Post-Effective Amendment No. 241 pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the 1940 Act. The Amendment is electronically coded to show changes to the prospectus and statement of additional information of the Fund from the corresponding documents included in Post-Effective Amendment No. 233, which was filed with the Commission on April 1, 2016. These changes include minor revisions to reflect standard Putnam disclosure. Certain changes also have been made in response to comments that were provided telephonically to me on behalf of the staff of the U.S. Securities and Exchange Commission (the “Staff”) on May 10, 2016, regarding the 485(a) filing. Reflected in the Amendment is disclosure relating to a new class of fund shares, class P shares. The Fund’s responses to the Staff’s comments were filed via a correspondence filing on July 26, 2016.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act of 1933 that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 12577.

Very truly yours,

/s/ Venice Monagan
Venice Monagan
Associate Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP